Principal Accounting Policies - Share-based compensation (Details) - 12 months ended Dec. 31, 2019 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Accounting Policies [Abstract]
Incremental compensation cost	¥ 31.6	$ 4.5